Income Taxes (Schedule of Deductible Loss and Credit Carryforwards) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Deductible loss and credit carryforwards [Line Items]
Deductible amount	$ 6,443
Losses, Deferred tax asset	1,822
Losses, Valuation allowance	(137)
Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Deductible amount	513
Losses, Deferred tax asset	751
Losses, Valuation allowance	(7)
Federal
Deductible loss and credit carryforwards [Line Items]
Deductible amount	778
Losses, Deferred tax asset	$ 163
Losses, Expiration Period	2037
Federal | Investment Credits
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deferred tax asset	$ 874
Federal | Investment Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deferred tax asset	$ 631
Federal | Investment Credits | Earliest Tax Year
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2036
Federal | Investment Credits | Earliest Tax Year | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2036
Federal | Investment Credits | Latest Tax Year
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2042
Federal | Investment Credits | Latest Tax Year | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2042
Federal | Federal Production and Other Credits
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deferred tax asset	$ 82
Federal | Federal Production and Other Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deferred tax asset	$ 80
Federal | Federal Production and Other Credits | Earliest Tax Year
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2036
Federal | Federal Production and Other Credits | Earliest Tax Year | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2036
Federal | Federal Production and Other Credits | Latest Tax Year
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2042
Federal | Federal Production and Other Credits | Latest Tax Year | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2042
State
Deductible loss and credit carryforwards [Line Items]
Deductible amount	$ 5,665
Losses, Deferred tax asset	305
Losses, Valuation allowance	(51)
State minimum tax credits	271
State | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Deductible amount	513
Losses, Deferred tax asset	$ 31
Losses, Expiration Period	2042
State | Earliest Tax Year
Deductible loss and credit carryforwards [Line Items]
Losses, Expiration Period	2023
State | Latest Tax Year
Deductible loss and credit carryforwards [Line Items]
Losses, Expiration Period	2042
State | Investment and Other Credits
Deductible loss and credit carryforwards [Line Items]
Losses, Valuation allowance	$ (86)
Tax credits, Deferred tax asset	127
State | Investment and Other Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Losses, Valuation allowance	(7)
Tax credits, Deferred tax asset	$ 9
Tax Credits, Expiration Period	2024
State | Investment and Other Credits | Earliest Tax Year
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2023
State | Investment and Other Credits | Latest Tax Year
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2032